Financial Assets at Fair Value Through Profit or Loss - Additional Information (Detail) - EUR (€) € in Millions	Jun. 30, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets [line items]
Financial assets mandatorily at fair value through profit or loss	€ 82,168
Designated at fair value through profit or loss	65,122		€ 11,215
Trading assets increase (decrease)	63,817		116,748
Trading loans and receivables [member]
Disclosure of fair value measurement of assets [line items]
Trading assets increase (decrease)	25,100
IFRS 9 [member]
Disclosure of fair value measurement of assets [line items]
Financial assets mandatorily at fair value through profit or loss		€ 2,162
Designated at fair value through profit or loss		48,479
Trading assets increase (decrease)		65,484
IFRS 9 [member] | Repurchase Agreement [member]
Disclosure of fair value measurement of assets [line items]
Designated at fair value through profit or loss		37,161
IFRS 9 [member] | Reverse Repo Agreement [member]
Disclosure of fair value measurement of assets [line items]
Financial assets mandatorily at fair value through profit or loss		€ 54,825
Voya Financial Inc. [member]
Disclosure of fair value measurement of assets [line items]
Amount of warrants hold for shares included in other non-trading derivatives	0		51
NN Group N.V. [member]
Disclosure of fair value measurement of assets [line items]
Amount of warrants hold for shares included in other non-trading derivatives	€ 3		€ 2